Note 17 - Other Income	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other income [text block]
Note 17:	Other income

	Years ended December 31
	2025	2024
Government grant income (note 12)	$168	$-
Excess fuel resold	-	566
Total transactions for the year	$168	$566